Quarterly Holdings Report
for

Fidelity® Mega Cap Stock Fund

September 30, 2019

GII-QTLY-1119
1.808770.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
COMMUNICATION SERVICES - 10.9%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	570,825	$34,454,997
Entertainment - 3.5%
Activision Blizzard, Inc.	147,200	7,789,824
Electronic Arts, Inc. (a)	85,400	8,353,828
The Walt Disney Co.	222,100	28,944,072
Vivendi SA	720,600	19,776,824
		64,864,548
Interactive Media & Services - 1.3%
Alphabet, Inc.:
Class A (a)	7,350	8,975,379
Class C (a)	6,726	8,198,994
IAC/InterActiveCorp (a)	29,900	6,517,303
		23,691,676
Media - 4.2%
Comcast Corp. Class A	1,702,200	76,735,176
Fox Corp. Class A	40,400	1,274,014
		78,009,190

TOTAL COMMUNICATION SERVICES		201,020,411

CONSUMER DISCRETIONARY - 2.4%
Internet & Direct Marketing Retail - 1.4%
The Booking Holdings, Inc. (a)	13,500	26,495,235
Specialty Retail - 1.0%
Lowe's Companies, Inc.	168,900	18,572,244

TOTAL CONSUMER DISCRETIONARY		45,067,479

CONSUMER STAPLES - 8.5%
Beverages - 1.5%
The Coca-Cola Co.	503,500	27,410,540
Food & Staples Retailing - 2.3%
Walmart, Inc.	357,000	42,368,760
Food Products - 1.6%
Nestle SA sponsored ADR	270,400	29,311,360
Household Products - 1.3%
Procter & Gamble Co.	194,400	24,179,472
Tobacco - 1.8%
Altria Group, Inc.	826,405	33,799,965

TOTAL CONSUMER STAPLES		157,070,097

ENERGY - 9.3%
Oil, Gas & Consumable Fuels - 9.3%
BP PLC sponsored ADR (b)	307,303	11,674,441
Cenovus Energy, Inc. (Canada)	2,110,700	19,802,997
Chevron Corp.	41,800	4,957,480
Equinor ASA sponsored ADR	1,011,500	19,167,925
Exxon Mobil Corp.	1,382,600	97,625,386
Hess Corp.	327,700	19,819,296
		173,047,525
FINANCIALS - 18.9%
Banks - 14.7%
Bank of America Corp.	2,486,000	72,516,620
Citigroup, Inc.	357,570	24,700,936
JPMorgan Chase & Co.	514,500	60,551,505
PNC Financial Services Group, Inc.	203,900	28,578,624
U.S. Bancorp	390,300	21,599,202
Wells Fargo & Co.	1,284,530	64,791,693
		272,738,580
Capital Markets - 1.2%
Charles Schwab Corp.	149,795	6,265,925
State Street Corp.	266,500	15,774,135
		22,040,060
Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc. Class B (a)	235,100	48,905,502
Insurance - 0.4%
Chubb Ltd.	30,900	4,988,496
The Travelers Companies, Inc.	13,600	2,022,184
		7,010,680

TOTAL FINANCIALS		350,694,822

HEALTH CARE - 16.8%
Biotechnology - 0.9%
AbbVie, Inc.	60,000	4,543,200
Amgen, Inc.	58,100	11,242,931
		15,786,131
Health Care Equipment & Supplies - 1.2%
Becton, Dickinson & Co.	12,000	3,035,520
Boston Scientific Corp. (a)	220,300	8,964,007
Medtronic PLC	88,013	9,559,972
		21,559,499
Health Care Providers & Services - 4.8%
Anthem, Inc.	9,782	2,348,658
Cigna Corp.	113,700	17,258,523
CVS Health Corp.	539,900	34,051,493
McKesson Corp.	124,100	16,959,506
UnitedHealth Group, Inc.	88,100	19,145,892
		89,764,072
Pharmaceuticals - 9.9%
Bayer AG	418,526	29,486,445
Bristol-Myers Squibb Co.	900,300	45,654,213
GlaxoSmithKline PLC sponsored ADR	792,500	33,823,900
Johnson & Johnson	490,300	63,435,014
Roche Holding AG (participation certificate)	36,910	10,746,889
		183,146,461

TOTAL HEALTH CARE		310,256,163

INDUSTRIALS - 10.8%
Aerospace & Defense - 1.8%
General Dynamics Corp.	24,200	4,422,066
The Boeing Co.	7,400	2,815,478
United Technologies Corp.	192,700	26,307,404
		33,544,948
Air Freight & Logistics - 2.7%
FedEx Corp.	58,400	8,501,288
United Parcel Service, Inc. Class B	339,610	40,692,070
		49,193,358
Industrial Conglomerates - 5.5%
General Electric Co.	11,335,700	101,341,158
Professional Services - 0.7%
RELX PLC (London Stock Exchange)	562,263	13,359,961
Road & Rail - 0.1%
Union Pacific Corp.	10,190	1,650,576

TOTAL INDUSTRIALS		199,090,001

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 0.2%
Cisco Systems, Inc.	73,690	3,641,023
IT Services - 2.9%
MasterCard, Inc. Class A	39,900	10,835,643
Visa, Inc. Class A	245,100	42,159,651
		52,995,294
Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials, Inc.	161,500	8,058,850
Qualcomm, Inc.	537,000	40,962,360
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	140,900	6,549,032
		55,570,242
Software - 7.8%
Microsoft Corp.	733,090	101,921,505
Oracle Corp.	453,632	24,963,369
SAP SE sponsored ADR	146,320	17,246,738
		144,131,612
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	269,207	60,294,292

TOTAL INFORMATION TECHNOLOGY		316,632,463

MATERIALS - 0.4%
Metals & Mining - 0.4%
BHP Billiton Ltd. sponsored ADR (b)	164,200	8,108,196
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	11,200	2,476,656
Equinix, Inc.	15,000	8,652,000
Simon Property Group, Inc.	7,600	1,182,940
		12,311,596
UTILITIES - 0.1%
Electric Utilities - 0.1%
Exelon Corp.	47,600	2,299,556
TOTAL COMMON STOCKS
(Cost $1,299,394,497)		1,775,598,309

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A, 6.125%
(Cost $2,609,222)	49,400	3,054,896

Other - 0.3%
Other - 0.3%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)	7,127,346	735,820
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (c)(d)(e)	6,161,487	4,004,967
TOTAL OTHER
(Cost $9,243,469)		4,740,787

Money Market Funds - 3.8%
Fidelity Cash Central Fund 1.96% (f)	66,724,519	66,737,863
Fidelity Securities Lending Cash Central Fund 1.96% (f)(g)	4,520,789	4,521,241
TOTAL MONEY MARKET FUNDS
(Cost $71,257,408)		71,259,104
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,382,504,596)		1,854,653,096
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(4,112,139)
NET ASSETS - 100%		$1,850,540,957

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,740,787 or 0.3% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$3,081,982
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$6,161,487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$464,855
Fidelity Securities Lending Cash Central Fund	1,083
Total	$465,938

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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